SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
MasterBrand, Inc. Retirement Savings Plan
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN #88-3479920
PLAN NUMBER 008
As of December 31, 2025
(U.S. Dollars presented in millions)

(a)	(b)	(c)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Current value at December 31, 2025
	Collective Trust Funds
	BlackRock Equity Index	Collective trust funds	$149.3
	BlackRock LifePath Index 2035	Collective trust funds	68.6
	BlackRock LifePath Index 2030	Collective trust funds	68.4
	BlackRock LifePath Index 2040	Collective trust funds	67.4
	BlackRock LifePath Index 2045	Collective trust funds	50.9
	BlackRock LifePath Index Retirement	Collective trust funds	47.5
	BlackRock LifePath Index 2050	Collective trust funds	41.6
	BlackRock LifePath Index 2055	Collective trust funds	32.4
	BlackRock LifePath Index 2060	Collective trust funds	17.1
	BlackRock Extended Market Index	Collective trust funds	15.3
	Invesco Stable Value	Collective trust funds	14.2
	BlackRock US Total Return	Collective trust funds	14.0
	BlackRock ACWI ex-U.S. IMI Index	Collective trust funds	13.4
	BlackRock LifePath Index 2065	Collective trust funds	8.9
	BlackRock US Debt Index	Collective trust funds	6.5
	BlackRock Strategic Completion Fund	Collective trust funds	0.5
	T. Rowe Price Stable Value	Collective trust funds	—
	Total Collective Trust Funds		616.0
	Mutual Funds
	William Blair Small Cap Growth	Mutual funds	$15.9
	Dodge & Cox International Stock	Mutual funds	14.4
	Segall Bryant & Hamill Small Cap Value	Mutual funds	5.1
	Total Mutual Funds		35.4
	Self-Directed Brokerage Accounts
	Total Self-Directed Brokerage Accounts		$19.8
	Company Common Stock
*	MasterBrand, Inc. Common Stock	Company common stock	$3.6
	Total Investments		$674.8
*	Participant Loans	Loans (3.25% to 9.50%)	$9.9

*    Indicates a party-in-interest to the Plan.

Note: The “Cost” column (d) is not applicable because all the Plan’s investment options are participant directed.